Revenue - Narrative (Details) - 12 months ended Dec. 31, 2024 R in Millions	R / $	R / €	R / $	ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average foreign exchange rate (R/US$ rate)	18.32	19.82	12.09
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in adjusted EBITDA due to decrease in exchange rate				R (109)